Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 28,121	$ 65,335
Time deposits - short term		35,080
Accounts receivable trade	5,550	1,285
Due from Manager	24
Inventories	2,653	1,417
Prepaid expenses and other current assets	1,611	1,159
Total current assets	37,959	104,276
FIXED ASSETS:
Vessels, net	655,356	541,244
Advances for vessel acquisition and vessels under construction	122,307	99,014
Total fixed assets	777,663	640,258
OTHER NON CURRENT ASSETS:
Deferred finance charges, net	6,226	930
Restricted cash	5,423	5,423
Derivative assets		4,485
Long-term investment	50,000	50,000
Total assets	877,271	805,372
CURRENT LIABILITIES:
Current portion of long-term debt	18,486	27,674
Unearned revenue	23,211	10,685
Trade accounts payable	1,183	1,470
Accrued liabilities	6,556	5,903
Derivative liability	2,237	6,802
Due to Manager		449
Total current liabilities	51,673	52,983
Derivative liabilities	10,130	9,787
Long-term debt, net of current portion	465,805	467,070
Unearned revenue - Long-term	17,821	31,399
Total liabilities	545,429	561,239
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 65,876,507 and 70,891,916 issued and outstanding at December 31, 2010 and 2011, respectively	71	66
Additional paid in capital	114,918	75,166
Retained earnings	216,853	168,901
Total shareholders' equity	331,842	244,133
Total liabilities and shareholders' equity	$ 877,271	$ 805,372